                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2000
                                                 ------------------------------

Check here if Amendment [X]; Amendment Number:                  2
                                                 ------------------------------

      This Amendment (Check only one.): [X] is a restatement.
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Frank Russell Company
              -----------------------------------------------------------------

Address:      909 A Street
              Tacoma, WA 98402
              -----------------------------------------------------------------

Form 13F File Number:               28-01190
                                    --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary Beth Rhoden
              -------------------------------------

Title:        Assistant Secretary and Staff Counsel
              -------------------------------------

Phone:        (253) 573-4846
              -------------------------------------


/s/ Mary Beth Rhoden              Tacoma, WA                   December 12, 2003
--------------------------------------------------------------------------------
[Signature]                      [City, State]                      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          42
                                           -------------------------------------

Form 13F Information Table Entry Total:      Not Applicable for this Amendment
                                           -------------------------------------

Form 13F Information Table Value Total:  $   Not Applicable for this Amendment
                                           -------------------------------------

THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number                               Name
-------------    ------------------------    -----------------------------------------------------
     1                   28-03344            Alliance Capital Management L.P.
     2                   28-02405            Cohen & Steers Capital Management, Inc.
     3                   28-01488            Delphi Management, Inc.
     4                   28-03706            Equinox Capital Management, LLC
     6                   28-00620            Franklin Portfolio Associates, LLC
     7                   28-06418            Genesis Asset Managers Limited
     8                   28-03059            Jacobs Levy Equity Management, Inc.
     9                   28-00694            J.P. Morgan Investment. Management, Inc.
     10                  28-03877            Fiduciary Trust Company International
     11                  28-04249            Montgomery Asset Management, LLC
     12                  28-02701            Pacific Investment Management Co., LLC (PIMCO)
     13                  28-01054            Fidelity Management Trust Company
     14                  28-04303            Standish, Ayer, & Wood, Inc.
     15                  28-03426            Suffolk Capital Management, LLC
     16                  28-00985            Trinity Investment Management Corporation
     17                  28-00096            Capital Group, Inc. (Capital Guardian Trust Company)
     18                  28-04323            Sirach Capital Management, Inc.
     19                  28-04051            Marvin & Palmer Associates, Inc.
     20                  28-04886            GlobeFlex Capital, L.P.
     21                  28-03946            Barclays Global Advisors, N.A.
     22                  28-06538            AEW Capital Management, L.P.
     23                  28-04372            Westpeak Investment Advisors, L.P.
     24                  28-00620            The Boston Company Asset Management LLC
     25                  28-00979            Alliance Capital Management L.P. through its
                                             Bernstein Investment Research and Management Unit
     26                  28-00541            Peachtree Asset Management
     29                  28-01096            Frank Russell Trust Company
     30                  28-01515            Geewax, Terker & Company
     32                  28-04189            Nicholas Applegate Capital Management
     33                  28-04731            Schroder Investment Management North America Limited
     34                  28-04731            Schroder Investment Management (Singapore) Limited
     35                  28-03946            Barclays Global Investors, N.A.
     36                  28-04457            Capital International Limited
     37                  28-06748            Marsico Capital Management, LLC
     38                  28-03344            Alliance Capital Management Australia Limited
     39                  28-07312            Security Capital Global Capital Management Group Inc.
     40                  28-01202            Strong Capital Management, Inc
     41                  28-02924            Turner Investment Partners, Inc
     42                  28-05519            CapitalWorks Investment Partners, LLC
     43                  28-04207            Driehaus Capital Management, Inc
     44                  28-05015            Systematic Financial Management, L.P.
     45                  28-00663            David J. Greene and Company, LLC
     46                  28-02293            TimesSquare Capital Management, Inc.